Consolidated Statements Of Stockholders' Equity - USD ($) $ in Millions	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2019	$ (203)						$ 5,162	$ 8,854	$ 5,673
Stock compensation/issued for benefit plans							48
Net income (loss)								499		$ 499
Retirement of common stock/cancellation of shares							(128)	(147)
Common stock dividends declared								(317)
Total other comprehensive income (loss), net of tax									3,258	3,258
Balance at Dec. 31, 2020	(6,273)	$ 4,627					5,082	8,686	8,931	22,699
Stock compensation/issued for benefit plans							85
Net income (loss)	1,891		$ 1,891					3,778		3,778
Retirement of common stock/cancellation of shares							(432)	(673)
Common stock dividends declared								(322)
Total other comprehensive income (loss), net of tax		(1,084)	(1,084)						(3,574)	(3,574)
Balance at Dec. 31, 2021	(4,382)	3,543	(839)				4,735	5,196	9,984	19,915
Issuance of preferred stock				$ 493	$ 493
Stock compensation/issued for benefit plans							40
Net income (loss)	3,599		3,599					1,358		1,358
Retirement of common stock/cancellation of shares							(231)	(319)
Common stock dividends declared								(311)
Total other comprehensive income (loss), net of tax		(2,227)	(2,227)						(16,336)	(16,336)
Balance at Dec. 31, 2022	$ (783)	$ 1,316	$ 533			$ 986	$ 4,544	$ 5,924	$ (6,352)	$ 5,102